Berkshire Focus Fund
PORTFOLIO OF INVESTMENTS
March 31, 2026 (Unaudited)

Shares		Value

	COMMON STOCKS - 99.99%	$ 277,166,636
	(Cost $271,992,170)

	AEROSPACE & DEFENSE - 3.89%	10,787,825
10	BWX Technologies, Inc.	2,045
92,100	EchoStar Corp. (Class A) *	10,782,147
10	GE Aerospace	2,838
10	Rocket Lab Corp. *	641
10	Rolls-Royce Holdings plc - ADR	154

	AUTOMOBILE MANUFACTURERS - 0.00%	3,868
10	Rivian Automotive, Inc. (Class A) *	150
10	Tesla, Inc. *	3,718

	BUSINESS SOFTWARE & SERVICES - 15.08%	41,793,850
10	AppLovin Corp. (Class A) *	3,980
39,410	Cloudflare, Inc. (Class A) *	8,131,859
10	Datadog, Inc. (Class A) *	1,181
99,010	DigitalOcean Holdings, Inc. *	8,493,078
403,830	Fastly, Inc. (Class A) *	11,735,300
10	Microsoft Corp.	3,702
10	MongoDB, Inc. (Class A) *	2,448
10	Oracle Corp.	1,471
91,700	Palantir Technologies, Inc. (Class A) *	13,413,876
50	ServiceNow, Inc. *	5,228
10	Snowflake, Inc. *	1,508
10	Unity Software, Inc. *	219

	CAPITAL MARKETS - 0.00%	693
10	Robinhood Markets, Inc. (Class A) *	693

	COMMUNICATION & NETWORKING EQUIPMENT - 18.86%	52,289,129
10	Amphenol Corp. (Class A)	1,264
10	Applied Optoelectronics, Inc. *	846
10	Arista Networks, Inc. *	1,228
10	Astera Labs, Inc. *	1,096
10	Ciena Corp. *	3,882
76,300	Coherent Corp. *	18,175,423
85,690	Corning, Inc.	11,651,269
10	Credo Technology Group Holding Ltd (Cayman Islands) *	939
31,950	Lumentum Holdings, Inc. *	22,453,182

	COMPUTER HARDWARE - 0.01%	16,459
10	Dell Technologies, Inc. (Class C)	1,641
10	NetApp, Inc.	1,024
10	Pure Storage, Inc. (Class A) *	590
10	Sandisk Corp. *	6,353
10	Seagate Technology Holdings plc (Singapore)	3,918
10	Super Micro Computer, Inc. *	228
10	Western Digital Corp.	2,705

	CONSUMER ELECTRONICS - 0.00%	2,538
10	Apple, Inc.	2,538

	CRYPTOCURRENCY - 0.00%	4,955
10	Bitmine Immersion Technologies, Inc.	198
10	Circle Internet Group, Inc. (Class A) *	954
10	CleanSpark, Inc. *	85
10	Coinbase Global, Inc. (Class A) *	1,746
10	Core Scientific, Inc. *	150
10	Dynamix Corp. (Class A) *	105
10	Hut 8 Corp. *	469
10	Strategy, Inc. (Class A) *	1,248

	CYBERSECURITY EQUIPMENT & SERVICES - 0.01%	12,827
10	CrowdStrike Holdings, Inc. (Class A) *	3,904
10	Okta, Inc. (Class A) *	787
42	Palo Alto Networks, Inc. *	6,733
10	Zscaler, Inc. *	1,403

	ELECTRIC UTILITIES - 0.00%	7,984
10	Constellation Energy Corp.	2,793
10	Oklo, Inc. (Class A) *	496
10	Talen Energy Corp. *	3,192
10	Vistra Corp.	1,503

	ELECTRICAL EQUIPMENT & PARTS - 14.89%	41,258,729
81,810	Bloom Energy Corp. (Class A) *	11,084,437
10	Celestica, Inc. (Canada) *	2,817
10	Eaton Corporation plc (Ireland)	3,577
19,010	GE Vernova, Inc.	16,593,829
10	Jabil, Inc.	2,656
54,160	Vertiv Holdings Co. (Class A)	13,571,413

	ENGINEERING & CONSTRUCTION - 0.00%	5,641
10	Argan, Inc.	5,447
10	QXO, Inc. *	194

	ENTERTAINMENT - 0.01%	15,976
100	Netflix, Inc. *	9,615
10	Roblox Corp. (Class A) *	566
10	Roku, Inc. (Class A) *	946
10	Spotify Technology S.A. - (Luxembourg) *	4,849

	HEALTHCARE TECHNOLOGY - 0.00%	452
10	Tempus AI, Inc. (Class A) *	452

	INTERNET SERVICES - 0.01%	27,868
10	Alphabet, Inc. (Class A)	2,876
10	Amazon.com, Inc. *	2,083
10	Carvana Co. (Class A) *	3,144
10	MercadoLibre, Inc. (Argentina) *	17,290
10	Opendoor Technologies, Inc. (Class A) *	47
10	Sea Limited (Class A) - ADR *	828
10	Shopify, Inc. (Class A) (Canada) *	1,186
10	Zillow Group, Inc. (Class C) *	414

	INTERNET SOCIAL MEDIA - 0.00%	7,067
10	Meta Platforms, Inc. (Class A)	5,721
10	Reddit, Inc. (Class A) *	1,346

	IT FINANCIAL SERVICES - 0.00%	760
10	Affirm Holdings, Inc. (Class A) *	458
10	Rocket Companies, Inc. (Class A) *	143
10	SoFi Technologies, Inc. *	159

	NEOCLOUD DATA CENTERS - 3.01%	8,337,557
10	Applied Digital Corp. *	237
10	CoreWeave, Inc. (Class A) *	775
10	IREN Limited (Australia) *	343
80,340	Nebius Group N.V. (Class A) (Netherlands) *	8,336,078
10	Riot Platforms, Inc. *	124

	OIL & GAS - 0.00%	4,746
10	Texas Pacific Land Corp.	4,746

	PERSONAL DEFENSE EQUIPMENT - 0.00%	4,247
10	Axon Enterprise, Inc. *	4,247

	QUANTUM COMPUTING - 0.00%	640
10	D-Wave Quantum, Inc. *	144
10	IonQ, Inc. *	288
10	Quantum Computing, Inc. *	68
10	Rigetti Computing, Inc. *	140

	SEMICONDUCTORS - 31.35%	86,914,281
10	Advanced Micro Devices, Inc. *	2,034
80,450	Arm Holdings plc - ADR *	12,170,476
10	Broadcom, Inc.	3,095
82,580	Marvell Technology, Inc.	8,179,549
10	Micron Technology, Inc.	3,378
10	Monolithic Power Systems, Inc.	10,933
158,500	NVIDIA Corp.	27,642,400
47,780	Qnity Electronics, Inc.	5,512,856
10	SiTime Corp. *	3,454
73,970	Taiwan Semiconductor Manufacturing Company Limited - ADR	24,998,162
47,800	Tower Semiconductor Ltd. (Israel) *	8,387,944

	SEMICONDUCTOR EQUIPMENT - 12.87%	35,666,323
32,470	Applied Materials, Inc.	11,097,921
6,140	ASML Holding N.V. - ADR	8,109,896
10	KLA Corp.	14,724
123,690	Kulicke and Soffa Industries, Inc. (Singapore)	8,128,907
10	Lam Research Corp.	2,137
28,040	Teradyne, Inc.	8,312,738

	TRANSPORT NETWORKS - 0.00%	2,221
10	DoorDash, Inc. (Class A) *	1,502
10	Uber Technologies, Inc. *	719

	EXCHANGE TRADED FUNDS - 0.00%	10,949
	(Cost $2,989)
10	Invesco QQQ ETF	5,772
10	iShares® Bitcoin Trust ETF *	384
10	iShares® Ethereum Trust ETF *	158
10	iShares® Expanded Tech-Software Sector ETF *	801
10	VanEck Semiconductor ETF	3,834

	TOTAL INVESTMENT SECURITIES - 99.99%	277,177,585
	(Cost $271,995,159)

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%	13,305

	NET ASSETS - 100.00%	$ 277,190,890
	Equivalent to $38.48 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.